Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Nov. 10, 2025 USD ($) shares $ / shares	Jan. 21, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our board of directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year to employees receiving promotions, for retention purposes or in other relevant circumstances. We may grant equity awards to new employees at the time they join the Company, and as a result, the timing of equity awards to executive officers may coincide with the Form 8-K announcing the appointment of such executive officers.

In fiscal 2025, we granted new hire stock options to Dr. Blaustein on January 21, 2025, one day before the filing of our current report on Form 8-K on January 22, 2025 announcing the appointment of Dr. Derakhshan as our Chief Operating Officer. We also granted new hire stock options to Mr. Nofi on November 10, 2025, the same day as the filing of our current report on Form 8-K on November 10, 2025 announcing his appointment as our Chief Financial Officer.

The following table is being provided pursuant to Item 402(x) of Regulation S-K regarding such stock option grants.

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
				Grant	and the trading day
		Number of	Exercise	Date	beginning
		securities	price of the	fair value	immediately following the disclosure
		underlying	award	of the	of material nonpublic
Name	Grant date	the award	($/Sh)	award	information
Robert Blaustein, M.D., Ph.D.	1/21/2025	160,000	$27.39	$1,791,002	-1.4%

Michael P. Nofi	11/10/2025	262,500	$18.28	$3,387,209	25.2%

Award Timing Method

Our board of directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year to employees receiving promotions, for retention purposes or in other relevant circumstances. We may grant equity awards to new employees at the time they join the Company, and as a result, the timing of equity awards to executive officers may coincide with the Form 8-K announcing the appointment of such executive officers.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

Our board of directors and compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x) of Regulation S-K regarding such stock option grants.

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
				Grant	and the trading day
		Number of	Exercise	Date	beginning
		securities	price of the	fair value	immediately following the disclosure
		underlying	award	of the	of material nonpublic
Name	Grant date	the award	($/Sh)	award	information
Robert Blaustein, M.D., Ph.D.	1/21/2025	160,000	$27.39	$1,791,002	-1.4%

Michael P. Nofi	11/10/2025	262,500	$18.28	$3,387,209	25.2%

Robert Blaustein, M.D., Ph.D.
Awards Close in Time to MNPI Disclosures
Name			Robert Blaustein, M.D., Ph.D.
Underlying Securities | shares			160,000
Exercise Price | $ / shares			$ 27.39
Fair Value as of Grant Date | $			$ 1,791,002
Underlying Security Market Price Change			(1.4)
Michael P. Nofi
Awards Close in Time to MNPI Disclosures
Name		Michael P. Nofi
Underlying Securities | shares		262,500
Exercise Price | $ / shares		$ 18.28
Fair Value as of Grant Date | $		$ 3,387,209
Underlying Security Market Price Change		25.2